Commitments and Contingencies (Narrative) (Details) $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2014 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 CAD ($)
Disclosure of transactions between related parties [line items]
Revenue from contracts with customers	$ 2,950
Rental expenses		$ 1,221	$ 1,120
Indemnification claims		$ 0	$ 0
Independent Electricity System Operators ("IESO") [member]
Disclosure of transactions between related parties [line items]
Energy storage period		3 years
Investment useful life		20 years
Province of Ontario/Ministry of Research and Innovation ("MRI") [member]
Disclosure of transactions between related parties [line items]
Borrowings, interest rate				3.23%
Loan maturity date		Jun. 30, 2020
Funding for project				$ 4,000